Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	September 2011
Distribution Date	10/17/11
Transaction Month	8
30/360 Days	30
Actual/360 Days	32

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION
	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$5,923,373.89	0.0259797	$-	-	$5,923,373.89
Class A-2 Notes	$263,000,000.00	1.0000000	$244,776,971.53	0.9307109	$18,223,028.47
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$698,703,373.89	0.7588168	$674,556,971.53	0.7325930	$24,146,402.36

Weighted Avg. Coupon (WAC)	4.65%		4.64%
Weighted Avg. Remaining Maturity (WARM)	52.11		51.28
Pool Receivables Balance	$760,107,497.97		$734,905,726.47
Remaining Number of Receivables	55,193		53,718

Adjusted Pool Balance	$732,263,583.76		$708,117,181.39

III.  COLLECTIONS

Principal:
Principal Collections	$24,250,696.17
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$558,639.87
Total Principal Collections	$24,809,336.04

Interest:
Interest Collections	$3,041,424.52
Late Fees & Other Charges	$45,909.14
Interest on Repurchase Principal	$-
Total Interest Collections	$3,087,333.66

Collection Account Interest	$2,463.07
Reserve Account Interest	$479.40
Servicer Advances	$-

Total Collections	$27,899,612.17

1 of 3

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	September 2011
Distribution Date	10/17/11
Transaction Month	8
30/360 Days	30
Actual/360 Days	32

IV.  DISTRIBUTIONS

Total Collections					$27,899,612.17
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$32,626,402.29
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$633,422.91		$633,422.91	$633,422.91
Collection Account Interest					$2,463.07
Late Fees & Other Charges					$45,909.14
Total due to Servicer					$681,795.12

2. Class A Noteholders Interest:
Class A-1 Notes		$1,675.92		$1,675.92
Class A-2 Notes		$151,225.00		$151,225.00
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$564,624.26		$564,624.26	$564,624.26

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$26,503,339.87

7. Regular Principal Distribution Amount:					$24,146,402.36

		Distributable Amount		Paid Amount
Class A-1 Notes				$5,923,373.89
Class A-2 Notes				$18,223,028.47
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$24,146,402.36		$24,146,402.36
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$24,146,402.36

8. Available Amounts Remaining to Reserve Account					2,356,937.51

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,356,937.51

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$27,843,914.21
Beginning Period Amount	$27,843,914.21
Current Period Amortization	$1,055,369.14
Ending Period Required Amount	$26,788,545.08
Ending Period Amount	$26,788,545.08
Next Distribution Date Amount	$25,753,437.98

VI.  RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$2,356,937.51
Current Period Release to Depositor	$2,356,937.51
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

2 of 3

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	September 2011
Distribution Date	10/17/11
Transaction Month	8
30/360 Days	30
Actual/360 Days	32

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		4.58%	4.74%	4.74%

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.90%	53,127	98.99%	$727,514,793.11
30 - 60 Days	0.90%	483	0.83%	$6,090,506.29
61 - 90 Days	0.16%	86	0.14%	$1,060,507.57
91 + Days	0.04%	22	0.03%	$239,919.50
		53,718		$734,905,726.47
Total
Delinquent Receivables 61 + days past due	0.20%	108	0.18%	$1,300,427.07
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	120	0.22%	$1,654,048.78
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	130	0.22%	$1,735,273.52
Three-Month Average Delinquency Ratio	0.22%		0.21%

Repossession in Current Period		45		$819,205.82
Repossession Inventory		57		$692,776.92

Charge-Offs
Gross Principal of Charge-Off for Current Period				$951,075.33
Recoveries				$(558,639.87)
Net Charge-offs for Current Period				$392,435.46

Beginning Pool Balance for Current Period				$760,107,497.97

Net Loss Ratio				0.62%
Net Loss Ratio for 1st Preceding Collection Period				0.45%
Net Loss Ratio for 2nd Preceding Collection Period				0.70%
Three-Month Average Net Loss Ratio for Current Period				0.59%

Cumulative Net Losses for All Periods				$1,909,923.43
Cumulative Net Losses as a % of Initial Pool Balance				0.19%

Principal Balance of Extensions				$2,583,816.55
Number of Extensions				163

3 of 3